Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Year Ended December 31, 2015, 2014 and 2013

(in thousands)

	Balance at beginning of the year	Provision	Recoveries/ Write- Offs	Balance at end of the year
December 31, 2015
Allowance for doubtful accounts	$211	$(38)	$(12)	$161
December 31, 2014
Allowance for doubtful accounts	$144	$88	$(21)	$211
December 31, 2013
Allowance for doubtful accounts	$154	$(20)	$10	$144